Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Cash and cash equivalents	$ 1,378	$ 868	$ 771
Trade receivables, net of allowance for doubtful accounts	714	802	833
Earned but unbilled receivables	146	149	135
Prepaid expenses and other current assets	144	117	166
Clearing broker assets	217	213	230
Deferred income taxes			7
Assets held for sale		1,326	1,339
Total current assets	2,599	3,475	3,481
Property and equipment, less accumulated depreciation	894	893	892
Software products, less accumulated amortization	510	554	723
Customer base, less accumulated amortization	1,532	1,580	1,806
Other intangible assets, less accumulated amortization	127	144	187
Trade name, less accumulated amortization	1,019	1,019	1,023
Goodwill	4,904	4,885	4,856
Total Assets	11,585	12,550	12,968
Current:
Short-term and current portion of long-term debt	508	10	9
Accounts payable	35	60	63
Accrued compensation and benefits	215	300	284
Accrued interest expense	101	92	103
Other accrued expenses		342	407
Accrued income taxes	434	24
Other accrued expenses	310	318
Clearing broker liabilities	178	179	210
Deferred revenue	872	862	887
Deferred income taxes		76
Liabilities related to assets held for sale		230	246
Total current liabilities	2,653	2,151	2,209
Long-term debt	6,101	7,819	8,046
Deferred income taxes	1,098	1,119	1,106
Total liabilities	9,852	11,089	11,361
Commitments and contingencies
Stockholder's equity:
Common stock, par value $.01 per share; 100 shares authorized, issued and outstanding
Capital in excess of par value	3,794	3,793	3,773
Accumulated deficit	(2,051)	(2,286)	(2,137)
Accumulated other comprehensive income (loss)	(10)	(46)	(29)
Total stockholder's equity	1,733	1,461	1,607
Total Liabilities and Stockholder's Equity	$ 11,585	$ 12,550	$ 12,968